Real Estate Investments (Schedule of Annualized Rental Income by Major Tenants) (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Citizens Bank [Member]
Revenue, Major Customer [Line Items]
Annualized Rental Income	33.40%	75.00%
John Deere [Member]
Revenue, Major Customer [Line Items]
Annualized Rental Income	11.70%	0.00%
Home Depot [Member]
Revenue, Major Customer [Line Items]
Annualized Rental Income	11.20%	25.00%
GSA [Member]
Revenue, Major Customer [Line Items]
Annualized Rental Income	11.40%	0.00%